Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants		$ 24
Total	$ 11	24
Private Placement Warrants [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants	11	24
Quoted Prices In Active Markets (Level 1) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants
Total
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants
Total
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants
Significant Other Observable Inputs (Level 3) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants		24
Total	11	24
Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Private Placement Warrants	$ 11	$ 24